Risk management policies - Committed Facilities (Details) € in Millions, £ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Bond amount			£ 6,300.0
Bonds issued, undiscounted cash flows			6,309.7
Drawn down facilities			4,462.2
Undrawn committed credit facilities	$ 1,847.5		1,847.5	$ 2,023.2
£ bonds £400m (2.875% 2046)
Disclosure of detailed information about borrowings [line items]
Bond amount			£ 400.0
Average interest rate	2.875%	2.875%	2.875%
Bonds issued, undiscounted cash flows			£ 400.0
US bond $220m (5.625% 2043)
Disclosure of detailed information about borrowings [line items]
Bond amount | $	$ 220.0
Average interest rate	5.625%	5.625%	5.625%
Bonds issued, undiscounted cash flows			£ 162.5
US bond $93m (5.125% 2042)
Disclosure of detailed information about borrowings [line items]
Bond amount | $	$ 93.0
Average interest rate	5.125%	5.125%	5.125%
Bonds issued, undiscounted cash flows			£ 68.6
£ bonds £250m (3.75% 2032)
Disclosure of detailed information about borrowings [line items]
Bond amount			£ 250.0
Average interest rate	3.75%	3.75%	3.75%
Bonds issued, undiscounted cash flows			£ 250.0
Eurobonds €600m (1.625% 2030)
Disclosure of detailed information about borrowings [line items]
Bond amount | €		€ 600			€ 600
Average interest rate	1.625%	1.625%	1.625%
Bonds issued, undiscounted cash flows			£ 504.5
Eurobonds €750m (2.375% 2027)
Disclosure of detailed information about borrowings [line items]
Bond amount | €					750
Average interest rate	2.375%	2.375%	2.375%
Bonds issued, undiscounted cash flows			£ 630.6
Eurobonds €750m (2.25% 2026)
Disclosure of detailed information about borrowings [line items]
Bond amount | €		€ 750			750
Average interest rate	2.25%	2.25%	2.25%
Bonds issued, undiscounted cash flows			£ 630.6
Bank revolver ($2,500m 2026)
Disclosure of detailed information about borrowings [line items]
Bond amount | $	$ 2,500.0
Bonds issued, undiscounted cash flows			£ 1,847.5
Eurobonds €500m (1.375% 2025)
Disclosure of detailed information about borrowings [line items]
Bond amount | €		€ 500			500
Average interest rate	1.375%	1.375%	1.375%
Bonds issued, undiscounted cash flows			£ 420.4
US bond $750m (3.75% 2024)
Disclosure of detailed information about borrowings [line items]
Bond amount | $	$ 750.0
Average interest rate	3.75%	3.75%	3.75%
Bonds issued, undiscounted cash flows			£ 554.2
Eurobonds €750m (3.0% 2023)
Disclosure of detailed information about borrowings [line items]
Bond amount | €		€ 750			€ 750
Average interest rate	3.00%	3.00%	3.00%
Bonds issued, undiscounted cash flows			£ 630.6
Eurobonds €250m (3m EURIBOR + 0.45% 2022)
Disclosure of detailed information about borrowings [line items]
Bond amount		€ 250	250.0
Bonds issued, undiscounted cash flows			£ 210.2
Adjustment to floating basis	0.45%	0.45%	0.45%
2022
Disclosure of detailed information about borrowings [line items]
Bonds issued, undiscounted cash flows			£ 210.2
Drawn down facilities			210.2
2022 | Eurobonds €250m (3m EURIBOR + 0.45% 2022)
Disclosure of detailed information about borrowings [line items]
Bonds issued, undiscounted cash flows			210.2
2023
Disclosure of detailed information about borrowings [line items]
Bonds issued, undiscounted cash flows			630.6
Drawn down facilities			630.6
2023 | Eurobonds €750m (3.0% 2023)
Disclosure of detailed information about borrowings [line items]
Bonds issued, undiscounted cash flows			630.6
2024
Disclosure of detailed information about borrowings [line items]
Bonds issued, undiscounted cash flows			554.2
Drawn down facilities			554.2
2024 | US bond $750m (3.75% 2024)
Disclosure of detailed information about borrowings [line items]
Bonds issued, undiscounted cash flows			554.2
2025
Disclosure of detailed information about borrowings [line items]
Bonds issued, undiscounted cash flows			420.4
Drawn down facilities			420.4
2025 | Eurobonds €500m (1.375% 2025)
Disclosure of detailed information about borrowings [line items]
Bonds issued, undiscounted cash flows			420.4
2026
Disclosure of detailed information about borrowings [line items]
Bonds issued, undiscounted cash flows			4,494.3
Drawn down facilities			2,646.8
2026 | £ bonds £400m (2.875% 2046)
Disclosure of detailed information about borrowings [line items]
Bonds issued, undiscounted cash flows			400.0
2026 | US bond $220m (5.625% 2043)
Disclosure of detailed information about borrowings [line items]
Bonds issued, undiscounted cash flows			162.5
2026 | US bond $93m (5.125% 2042)
Disclosure of detailed information about borrowings [line items]
Bonds issued, undiscounted cash flows			68.6
2026 | £ bonds £250m (3.75% 2032)
Disclosure of detailed information about borrowings [line items]
Bonds issued, undiscounted cash flows			250.0
2026 | Eurobonds €600m (1.625% 2030)
Disclosure of detailed information about borrowings [line items]
Bonds issued, undiscounted cash flows			504.5
2026 | Eurobonds €750m (2.375% 2027)
Disclosure of detailed information about borrowings [line items]
Bonds issued, undiscounted cash flows			630.6
2026 | Eurobonds €750m (2.25% 2026)
Disclosure of detailed information about borrowings [line items]
Bonds issued, undiscounted cash flows			630.6
2026 | Bank revolver ($2,500m 2026)
Disclosure of detailed information about borrowings [line items]
Bonds issued, undiscounted cash flows			£ 1,847.5